13. SHAREHOLDERS' EQUITY: Schedule of warrants outstanding and exercisable (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of warrants outstanding and exercisable

Exercise Price	Expiry date	Warrants Outstanding
$0.20	June 26, 2022	1,791,159
$0.20	August 3, 2022	742,667
$0.20	November 27, 2022	2,872,000
$0.15	August 13, 2021	6,852,400
$0.33	April 15, 2020	3,030,303
$0.33	July 31, 2020	5,416,135
		20,704,664